Subsequent events	12 Months Ended
Jun. 30, 2026
Subsequent events [Abstract]
Subsequent events

21. Subsequent events

New bank borrowings acquired

On August 19, 2026, Youba Tech obtained two additional short-term borrowings of RMB1,200,000 (US$176,858) and RMB3,000,000 (US$442,145), respectively, under Credit Line II with Zhejiang Hangzhou Rural Commercial Bank. Both borrowings bear an annual interest rate of 3.65% and mature on December 31, 2026.

On August 27, 2026, Youba Tech obtained an additional borrowing of RMB9,500,000 (US$1,400,127) under Credit Line III with Hangzhou United Rural Commercial Bank. The borrowing bears an annual interest rate of 3.45% and matures on May 15, 2027.

Reverse share splits

On August 3, 2026, the Company effected reverse share splits of its ordinary shares at ratios of 1-for-100, with fractional shares rounded up to the next whole share. Following the reverse share split, the Company was authorized to issue 10,000,000 ordinary shares with a par value of US$0.01 per share. The reverse share split was effectuated with Nasdaq on August 3, 2026. All share and per share information presented in these consolidated financial statements has been retrospectively adjusted to reflect the reverse share split.

At-the-market offering

(1) Termination of existing at-the-market offering

On August 19, 2026, the Company suspended the sale of its ordinary shares, par value US$0.01 per share, under the sales agreement dated May 15, 2026, as amended on July 6, 2026, with Chaince Securities, LLC, acting as the Company’s sales agent. The Company also provided notice of termination of the sales agreement, which became effective five calendar days after the notice date in accordance with the terms of the agreement. From the filing of the prospectus supplement on July 6, 2026, through the suspension of sales, the Company had sold 256,066 ordinary shares under the sales agreement for aggregate gross proceeds of approximately US$2.29 million.

(2) New at-the-market offering

On August 26, 2026, the Company entered into an at-the-market sales agreement with Rodman & Renshaw LLC, pursuant to which the Company may offer and sell ordinary shares having an aggregate offering price of up to US$75,000,000 from time to time. From August 27, 2026 through September 30, 2026, the Company sold an aggregate of 13,820,198 ordinary shares under the sales agreement for aggregate gross proceeds of approximately US$46.4 million and received aggregate net proceeds of approximately US$45.1 million, after deducting agent commissions and other offering-related expenses. On October 15, 2026, the Company announced a voluntary pause of further ordinary share sales under its existing ATM offering program following an evaluation of market conditions and capital requirements.

Private Placement of Ordinary Shares

On August 11, 2026, the Company entered into certain securities purchase agreements (the “Agreements”) with seven purchasers (the “Purchasers”) for a private investment in public equity transaction in reliance on Regulation S under the Securities Act of 1933, as amended (the “Act”). Pursuant to the Agreement, the Company agreed to issue and sell to the Purchasers an aggregate of 2,000,000 ordinary shares, par value $0.01 per share (the “Shares”), at a purchase price of $0.90 per Share, for gross proceeds to the Company of $1.8 million. Of the 2,000,000 Shares, 500,000 Shares were purchased for an aggregate purchase price of US$450,000 by Zheng Jiahua, the Chairman of the Board of directors of the Company. The Shares have not been registered under the Act and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

Capital Expenditure

On September 7, 2026, Vantrapower LLC, a subsidiary of the Group, entered into a purchase agreement with a third-party supplier to acquire two power transformers for an aggregate purchase price of US$12,000,000. Pursuant to the agreement, Wetour Travel Tech LLC, the parent company of Vantrapower LLC, is responsible for making payments on behalf of Vantrapower LLC. An advance payment of US$8,000,000 is payable subject to the conditions specified in the agreement, with the remaining US$4,000,000 payable upon completion of the transformers, successful completion of factory testing, and shipment. As of the date of issuance of these consolidated financial statements, the Group had paid US$8,000,000 under the agreement.

Purchase of LB Tokens

As of June 30, 2026, the Group held 900 USDC, 98 USDT and 6.52 BTC in its cryptocurrency wallets. In addition, 5,127,902 USDT had been transferred to a wallet controlled by a third party, as described in Note 4. On August 25, 2026, the Group used the aforementioned cryptocurrency assets, together with an additional 1,000,000 USDT returned by an electric bus supplier (see Note 4(1)(c)), to purchase 87 trillion LB tokens from another third party. As of the date of issuance of these consolidated financial statements, the 87 trillion LB tokens had been received in a cryptocurrency wallet controlled by the Group.

Loans to Third Parties

On August 31, 2026, the Company entered into two loan agreements with two third parties, pursuant to which the Company agreed to provide loans of US$2.0 million to each of the two third parties, bearing interest at an annual rate of 6% and with a loan term of six months.